Reconciliation of net cash flow to movement in net debt - Summary of Net Debt (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Net debt, at beginning of year, as adjusted		£ (15,040)	£ (17,197)	£ (19,838)
Increase/(decrease) in cash and bank overdrafts		599	(468)	(7,597)
Decrease in liquid investments		(21)	(72)	(1)
Repayment of long-term loans	[1]	1,615	2,260	6,668
Issue of long-term notes		(1,075)	(223)	(1,025)
Net decrease/(increase) in short-term loans		811	333	(1,021)
Increase in other short-term loans	[1]	(266)	0	0
Repayment of other short-term loans	[1]	81	0	0
Repayment of lease liabilities		226	197	202
Net investments/(debt) of subsidiary undertakings acquired		0	50	(24)
Exchange adjustments		117	554	(1,531)
Other non-cash movements		(142)	(474)	(207)
Decrease/(increase) in net debt from continuing operations		1,945	2,157	(4,536)
Decrease/(increase) in net debt from discontinued operations		0	0	7,177
Total net debt at end of year		(13,095)	(15,040)	(17,197)
Repayments of current portion of noncurrent borrowings		£ 1,615	£ 2,116	£ 5,074

[1]	In 2024, there was a change in the presentation of cash flows from long-term and other short-term loans. For further information see Note 43 'Reconciliation of net cash flow to movement in net debt'.